UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:   March 31, 2004
                                                 --------------

Check here if Amendment [  ];  Amendment Number:
                                                 ----------------------
    This Amendment (Check only one):        [  ]  is a restatement.
                                            [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First United Bank & Trust
Address:          19 South Second Street
                  Oakland, Maryland 21550


Form 13F File Number:  28-10455
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             L. Scott Rush
                  -------------------------------
Title:            Trust Investment Officer
                  -------------------------------
Phone:            301-533-2368
                  -------------------------------

Signature, Place, and Date of Signing:

/s/ L. Scott Rush               Oakland, Maryland             4/26/04
-----------------------         -----------------            -------------
      Signature                    City, State                    Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                            ------------------

Form 13F Information Table Entry Total:                    115
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Form 13F Information Table Value Total:                $76,578
                                            ------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None



                                                         FORM 13F INFORMATION TABLE
                                                                                                                VOTING AUTHORITY
                                                            VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER
     NAME OF ISSUER            TITLE OF CLASS    CUSIP   (X$1000)    PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                           COM        2824100      284         6935  SH           SOLE               6935        0    0
ALLEGHENY ENERGY INC                  COM       17361106      169        12333  SH           SOLE              12333        0    0
ALTRIA GROUP INC                      COM       02209S103     248         4560  SH           SOLE               4560        0    0
AMERICAN INTERNATIONAL             GROUP INC    26874107     1885        26433  SH           SOLE              26433        0    0
AMERICAN INTERNATIONAL             GROUP INC    26874107       50          710  SH          DEFINED              710        0    0
APPLIED MATLS INC                     COM       38222105     1273        59720  SH           SOLE              59720        0    0
APPLIED MATLS INC                     COM       38222105       29         1400  SH          DEFINED             1400        0    0
BB&T CORP COM                                   54937107      407        11549  SH           SOLE              11549        0    0
BB&T CORP COM                                   54937107       31          900  SH          DEFINED              900        0    0
BP AMOCO P L C                   SPONSORED ADR  55622104      288         5632  SH           SOLE               5632        0    0
BP AMOCO P L C                   SPONSORED ADR  55622104       76         1500  SH          DEFINED             1500        0    0
BANK OF AMERICA CORP                            60505104     2306        28482  SH           SOLE              28482        0    0
BANK OF AMERICA CORP                            60505104       61          760  SH          DEFINED              760        0    0
BELLSOUTH CORP                        COM       79860102      603        21793  SH           SOLE              21793        0    0
BELLSOUTH CORP                        COM       79860102       33         1218  SH          DEFINED             1218        0    0
BRINKER INTERNATIONAL INC                       109641100    1265        33370  SH           SOLE              33370        0    0
BRINKER INTERNATIONAL INC                       109641100      32          850  SH          DEFINED              850        0    0
BRISTOL MYERS SQUIBB CO               COM       110122108     170         7050  SH           SOLE               7050        0    0
BRISTOL MYERS SQUIBB CO               COM       110122108      87         3600  SH          DEFINED             3600        0    0
CHEVRONTEXACO                                   166764100     452         5152  SH           SOLE               5152        0    0
CHEVRONTEXACO                                   166764100       9          112  SH          DEFINED              112        0    0
CISCO SYS INC                         COM       17275R102    1360        57744  SH           SOLE              57744        0    0
CISCO SYS INC                         COM       17275R102      22          950  SH          DEFINED              950        0    0
CITIGROUP INC                         COM       172967101    1945        37622  SH           SOLE              37556        0   66
CITIGROUP INC                         COM       172967101      46          900  SH          DEFINED              900        0    0
COCA COLA BOTTLING CO CONS            COM       191098102     612        12000  SH           SOLE              12000        0    0
COCA COLA CO                          COM       191216100     266         5295  SH           SOLE               5295        0    0
COCA COLA CO                          COM       191216100       7          150  SH          DEFINED              150        0    0
COMCAST CORP NEW                                20030N200     335        12045  SH           SOLE              12045        0    0
COMCAST CORP NEW                                20030N200      25          900  SH          DEFINED              900        0    0
DUFF & PHELPS UTILS INCOME I          COM       23325P104     195        17170  SH           SOLE              17170        0    0
DUFF & PHELPS UTILS INCOME I          COM       23325P104       6          600  SH          DEFINED              600        0    0
DANAHER CORP DEL                      COM       235851102    2015        21591  SH           SOLE              21591        0    0
DANAHER CORP DEL                      COM       235851102      24          260  SH          DEFINED              260        0    0
DELL COMPUTER CORP                    COM       24702R101     719        21404  SH           SOLE              21404        0    0
DELL COMPUTER CORP                    COM       24702R101      16          500  SH          DEFINED              500        0    0
UIT DIAMONDS TR SER 1                           252787106     813         7833  SH           SOLE               7833        0    0
UIT DIAMONDS TR SER 1                           252787106      20          200  SH          DEFINED              200        0    0
DISNEY WALT CO                    COM DISNEY    254687106    1072        42954  SH           SOLE              42954        0    0
DISNEY WALT CO                    COM DISNEY    254687106      24         1000  SH          DEFINED             1000        0    0
DOMINION NEW RES INC VA NEW                     25746U109    1249        19436  SH           SOLE              19436        0    0
DOMINION NEW RES INC VA NEW                     25746U109      34          535  SH          DEFINED              535        0    0
DU PONT E I DE NEMOURS & CO           COM       263534109    1008        23885  SH           SOLE              23885        0    0
DU PONT E I DE NEMOURS & CO           COM       263534109      66         1580  SH          DEFINED             1580        0    0
E M C CORP MASS                       COM       268648102     388        28540  SH           SOLE              28540        0    0
E M C CORP MASS                       COM       268648102       5          400  SH          DEFINED              400        0    0
ERIE INDTY CO                        CL A       29530P102     372         7726  SH           SOLE               7726        0    0
EXXON MOBIL CORP                      COM       30231G102    3303        79437  SH           SOLE              79437        0    0
EXXON MOBIL CORP                      COM       30231G102     583        14025  SH          DEFINED            14025        0    0
FIRST UNITED CORPORATION                        33741H107   12173       526065  SH           SOLE             519065     7000    0


FIRST UNITED CORPORATION                        33741H107     247        10687  SH          DEFINED            10687        0    0
FLAHERTY & CRUMRINE                CLAYMORE     338478100    1062        38437  SH           SOLE              38437        0    0
FLAHERTY & CRUMRINE                CLAYMORE     338478100      10          395  SH          DEFINED              395        0    0
FC CLAYMORE TOTAL RETURN                        338479108     242         9335  SH           SOLE               9335        0    0
FC CLAYMORE TOTAL RETURN                        338479108      30         1175  SH          DEFINED             1175        0    0
GENERAL ELEC CO                       COM       369604103    2804        91895  SH           SOLE              91820        0   75
GENERAL ELEC CO                       COM       369604103      77         2553  SH          DEFINED             2553        0    0
GENERAL MTRS CORP                     COM       370442105     239         5084  SH           SOLE               5084        0    0
INTEL CORP                            COM       458140100    1012        37220  SH           SOLE              37220        0    0
INTEL CORP                            COM       458140100      21          800  SH          DEFINED              800        0    0
INTERNATIONAL BUSINESS MACHS          COM       459200101    2470        26904  SH           SOLE              26904        0    0
INTERNATIONAL BUSINESS MACHS          COM       459200101      36          400  SH          DEFINED              400        0    0
INTL PAPER CO                         COM       460146103     797        18876  SH           SOLE              18876        0    0
INTL PAPER CO                         COM       460146103      12          300  SH          DEFINED              300        0    0
JOHNSON & JOHNSON                     COM       478160104    2104        41487  SH           SOLE              41487        0    0
JOHNSON & JOHNSON                     COM       478160104      36          710  SH          DEFINED              710        0    0
KIMBERLY CLARK CORP                   COM       494368103     469         7436  SH           SOLE               7436        0    0
KINDER MORGAN ENERGY PARTNER    UT LTD PARTNER  494550106     264         5870  SH           SOLE               5870        0    0
KOHL'S CORP (WISCONSIN)                         500255104    1397        28924  SH           SOLE              28924        0    0
KOHL'S CORP (WISCONSIN)                         500255104      26          540  SH          DEFINED              540        0    0
L-3 COMMUNICATIONS HOLDINGS           INC       502424104     609        10250  SH           SOLE              10250        0    0
L-3 COMMUNICATIONS HOLDINGS           INC       502424104      11          200  SH          DEFINED              200        0    0
LOWES COS INC                         COM       548661107    1816        32360  SH           SOLE              32360        0    0
LOWES COS INC                         COM       548661107      19          350  SH          DEFINED              350        0    0
M & T BANK CORP                                 55261F104     906        10089  SH           SOLE              10089        0    0
M & T BANK CORP                                 55261F104       5           59  SH          DEFINED               59        0    0
MBNA CORP                             COM       55262L100    1433        51896  SH           SOLE              51896        0    0
MBNA CORP                             COM       55262L100      29         1050  SH          DEFINED             1050        0    0
MEADWESTVACO CORP                               583334107     628        22226  SH           SOLE              22226        0    0
MEADWESTVACO CORP                               583334107       2          100  SH          DEFINED              100        0    0
MEDTRONIC INC                         COM       585055106    1743        36515  SH           SOLE              36515        0    0
MEDTRONIC INC                         COM       585055106      21          450  SH          DEFINED              450        0    0
MELLON FINL CORP                                58551A108     418        13385  SH           SOLE              13385        0    0
MELLON FINL CORP                                58551A108       9          300  SH          DEFINED              300        0    0
MERCK & CO INC                        COM       589331107    1212        27452  SH           SOLE              27402        0   50
MERCK & CO INC                        COM       589331107       6          150  SH          DEFINED              150        0    0
MICROSOFT CORP                        COM       594918104    1474        59144  SH           SOLE              59144        0    0
MICROSOFT CORP                        COM       594918104       2          100  SH          DEFINED              100        0    0
NOKIA CORP                       SPONSORED ADR  654902204     863        42625  SH           SOLE              42625        0    0
NOKIA CORP                       SPONSORED ADR  654902204      20         1028  SH          DEFINED             1028        0    0
NUVEEN INSD QUALITY MUN FD I          COM       67062N103     757        44900               SOLE              41900     3000    0
NUVEEN  QUALITY PFD 8.40 %                      67072C105    1070        64652  SH           SOLE              64652        0    0
NUVEEN  QUALITY PFD 8.40 %                      67072C105      19         1190  SH          DEFINED             1190        0    0
NUVEEN QUALITY PFD INC FD #3                    67072W101     480        30000  SH           SOLE              26000     4000    0
PEPSICO INC                           COM       713448108    2356        43770  SH           SOLE              43770        0    0
PEPSICO INC                           COM       713448108      50          942  SH          DEFINED              942        0    0
PFIZER INC                            COM       717081103    2295        65522  SH           SOLE              65522        0    0
PFIZER INC                            COM       717081103      63         1799  SH          DEFINED             1799        0    0
PROCTER & GAMBLE CO                   COM       742718109     483         4612  SH           SOLE               4612        0    0
PROCTER & GAMBLE CO                   COM       742718109      15          150  SH          DEFINED              150        0    0
RITE AID CORP                                   767754104      57        10500  SH           SOLE              10500        0    0
SBC COMMUNICATIONS INC                COM       78387G103     500        20377  SH           SOLE              20377        0    0
SBC COMMUNICATIONS INC                COM       78387G103      16          654  SH          DEFINED              654        0    0
SPDR TRUST UNIT                                 78462F103     561         4962  SH           SOLE               4962        0    0
SPDR TRUST UNIT                                 78462F103      48          430  SH          DEFINED              430        0    0
SCHLUMBERGER LTD                      COM       806857108     860        13477  SH           SOLE              13477        0    0


SCHLUMBERGER LTD                      COM       806857108      19          300  SH          DEFINED              300        0    0
VERIZON COMMUNICATIONS                          92343V104    1611        44101  SH           SOLE              44101        0    0
VERIZON COMMUNICATIONS                          92343V104      57         1579  SH          DEFINED             1579        0    0
WACHOVIA CORP 2ND NEW                           929903102     295         6297  SH           SOLE               6297        0    0
WACHOVIA CORP 2ND NEW                           929903102      17          364  SH          DEFINED              364        0    0
WAL MART STORES INC                   COM       931142103    1433        24025  SH           SOLE              23975        0   50
WAL MART STORES INC                   COM       931142103      29          500  SH          DEFINED              500        0    0
CLAYMORE TIP                                    95766Q106     415        26890  SH           SOLE              26890        0    0
CLAYMORE TIP                                    95766Q106      30         1975  SH          DEFINED             1975        0    0

GRAND TOTALS                                                76578      2229531                               2215290    14000  241

